Segmentation of key figures (Details 8) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,347	$ 11,764	$ 23,630	$ 22,870
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		3.00%
Net sales, change in %, cc	(1.00%)		6.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,159	2,438	$ 4,687	4,764
Sandoz [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(2.00%)
Net sales, change in %, cc	(9.00%)		1.00%
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,576	1,903	$ 3,545	3,753
Sandoz [member] | Retail Generics [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)		(6.00%)
Net sales, change in %, cc	(14.00%)		(3.00%)
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 466	401	$ 916	752
Sandoz [member] | Biopharmaceuticals [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		22.00%
Net sales, change in %, cc	19.00%		25.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 117	134	$ 226	259
Sandoz [member] | Anti Infectives [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)		(13.00%)
Net sales, change in %, cc	(12.00%)		(11.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 134	$ 186	$ 356	$ 390